UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04020
Morgan Stanley California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Income Fund *
Portfolio of Investments ▪ September 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Tax-Exempt Municipal Bonds (102.2%)
	California (97.3%)
$750	Alameda County Joint Powers Authority, 2008 Ser A (FSA Insd)	5.00%		12/01/25	$803,948
1,325	Alameda County Joint Powers Authority, 2008 Ser A (FSA Insd)	5.00		12/01/26	1,413,642
1,590	Alvord Unified School District, 2007 Election, Ser 2008 A (FSA Insd)	5.00		08/01/28	1,684,207
4,000	Anaheim Public Financing Authority, 1997 Ser C (FSA Insd)	6.00		09/01/16	4,510,920
8,000	Antelope Valley Healthcare District, Refg Ser 1997 A (FSA Insd)	5.20		01/01/20	8,007,760
4,685	Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (a)	5.25		04/01/26	5,309,905
5,205	Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (a)	5.25		04/01/29	5,808,432
2,500	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2008 Ser F-1	5.00		04/01/39	2,649,100
1,465	Beverly Hills Unified School District, 2008 Election Ser 2009 (b)	0.00		08/01/26	681,240
3,045	Beverly Hills Unified School District, 2008 Election Ser 2009 (b)	0.00		08/01/32	990,234
5,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Ser 2006 (b)	0.00	(c)	06/01/28	3,831,400
2,000	California Educational Facilities Authority, California College of the Arts Ser 2005	5.00		06/01/35	1,660,080
2,000	California Educational Facilities Authority, Pitzer College Ser 2005 A	5.00		04/01/35	2,002,860
5,000	California Educational Facilities Authority, University of San Diego Ser 1998 (AMBAC Insd)	5.00		10/01/22	5,028,950
4,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00		11/15/27	4,043,920
5,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00		11/15/34	4,943,300
2,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25		04/01/39	2,031,900
2,000	California Infrastructure & Economic Development Bank, California Science Center Foundation Phase II Ser 2006 B (FGIC Insd)	5.00		05/01/31	1,981,660
5,000	California Infrastructure & Economic Development Bank, Kaiser Hospital Ser 2001 A	5.55		08/01/31	5,119,050
1,000	California Municipal Finance Authority, American Heritage Education Foundation Ser 2006 A	5.25		06/01/26	887,780
12,730	California State Department of Water Resources, Center Valley Ser 2003 Y (NATL-RE FGIC Insd)	5.00		12/01/25	13,469,740
2,000	California State Public Works Board, Butterfield State Office 2005 Ser A	5.25		06/01/30	2,016,420
4,000	California State Public Works Board, Department of Corrections Refg 1993 Ser A (AMBAC Insd)	5.00		12/01/19	4,222,720
1,515	California State Public Works Board, Mental Health 2004 Ser A	5.00		06/01/25	1,516,773
5,000	California Statewide Communities Development Authority, Adventist Health Ser 2005 A	5.00		03/01/30	4,868,750
820	California Statewide Communities Development Authority, Cedars-Sinai Medical Center Ser 1992 (COPs)	6.50		08/01/12	883,386
4,000	City & County of San Francisco, City Buildings Ser 2007 A (COPs) (FGIC Insd)	4.50		09/01/37	4,000,200
8,000	City & County of San Francisco, Laguna Honda Hospital Ser 2005 (FSA Insd)	5.00		06/15/30	8,363,520
13,000	City of Duarte, City of Hope National Medical Center Ser 1999 A (COPs)	5.25		04/01/19	13,138,840

Morgan Stanley California Tax-Free Income Fund *
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$5,000	City of Loma Linda, Loma Linda University Medical Center Ser 2005 AUniversity Medical Center Ser 2005 AUniversity Medical Center Ser 2005 A	5.00%	12/01/20	$4,776,950
5,000	City of Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24	5,464,600
6,500	City of Los Angeles, Wastewater Refg Ser 2003 B (FSA Insd) (d)	5.00	06/01/22	6,880,705
10,000	City of San Jose Airport, Ser 2001 A (NATL-RE FGIC Insd)	5.00	03/01/25	10,071,700
735	Clovis Unified School District, Election of 2004 Ser A (NATL-RE FGIC Insd) (b)	0.00	08/01/29	246,798
1,000	Corona-Norca Unified School District, Election of 2006 Ser B (AGC Insd) (b)	0.00	08/01/24	478,120
1,000	Corona-Norca Unified School District, Election of 2006 Ser B (AGC Insd) (b)	0.00	08/01/25	449,060
1,525	Corona-Norca Unified School District, Election of 2006 Ser B (AGC Insd) (b)	0.00	08/01/26	639,402
1,500	Corona-Norca Unified School District, Election of 2006 Ser B (AGC Insd) (b)	0.00	08/01/27	589,035
360	Corona-Norca Unified School District, Election of 2006 Ser B (AGC Insd) (b)	0.00	08/01/28	132,437
7,500	County of Madera, Valley Children’s Hospital Ser 1995 (COPs) (NATL-RE Insd)	6.50	03/15/15	8,197,050
2,000	County of San Diego, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00	09/01/34	1,668,600
4,430	El Segundo Unified School District, Election of 2008 Ser A (b)	0.00	08/01/33	1,133,814
1,500	Fontana Public Financing Authority, Tax Allocation Ser 2003 A (AMBAC Insd)	5.375	09/01/25	1,520,730
9,445	Fontana Unified School District, Election of 2006, Ser B (FSA Insd) (b)	0.00	02/01/33	2,355,772
14,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999 (b)	5.85	01/15/23	14,078,960
5,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999 (NATL-RE Insd)	5.125	01/15/19	5,000,700
5,350	Gilroy Unified School District, Election of 2008 Ser A (AGC Insd) (b)	0.00	08/01/29	1,768,228
3,650	Gilroy Unified School District, Election of 2008 Ser A (AGC Insd) (b)	0.00	08/01/31	1,054,010
2,500	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	2,353,575
4,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	3,016,760
4,425	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	3,703,548
6,750	Grossmont Union High School District, Election of 2004, Ser 2006 (NATL-RE Insd) (b)	0.00	08/01/24	3,083,130
1,750	Huntington Beach Union High School District, Ser 2004 (FSA Insd)	5.00	08/01/27	1,852,200
2,000	Independent Cities Lease Financing Authority, San Juan Mobile Estates Ser 2006 A	5.125	05/15/41	1,603,560
780	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25	08/15/27	771,927
470	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25	08/15/28	461,690
1,700	Kern County Water Agency Improvement District No. 4, Ser 2008 A (COPs) (AGC Insd)	5.00	05/01/28	1,808,477
20,000	Long Beach Bond Finance Authority, Ser 1992 (AMBAC Insd)	6.00	11/01/17	22,078,000
3,000	Los Angeles Department of Water & Power, Ser 2001 A	5.125	07/01/41	3,053,190
13,300	Los Angeles Department of Water & Power, Ser 2001-A (FSA Insd)	5.25	07/01/22	14,047,593
3,000	Los Angeles Municipal Improvement Corp., Police Headquarters Ser 2006-A (NATL-RE FGIC Insd)	4.75	01/01/31	3,073,770

Morgan Stanley California Tax-Free Income Fund *
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,815	Los Angeles Unified School District, Election of 2004 Ser I	5.25%	07/01/22	$2,061,767
940	Menifee Union School District, 2008 Election Ser C (AGC Insd) (b)	0.00	08/01/35	199,026
1,050	Menifee Union School District, 2008 Election Ser C (AGC Insd) (b)	0.00	08/01/37	191,888
8,585	Metropolitan Water District of Southern California, Ref Ser 2009 B (a)	5.00	07/01/27	9,704,547
840	Moorpark Unified School District, 2008 Election Ser A (AGC Insd) (b)	0.00	08/01/31	236,468
850	Oakland Joint Powers Financing Authority, Oakland Administration Buildings Refg 2008 B (AGC Insd)	5.00	08/01/25	894,582
1,215	Oakland Joint Powers Financing Authority, Oakland Administration Buildings Refg 2008 B (AGC Insd)	5.00	08/01/26	1,272,360
6,250	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00	08/01/44	735,188
6,715	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00	08/01/45	742,545
7,050	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00	08/01/46	732,072
1,700	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00	08/01/47	165,512
2,155	Placer County Water Agency, Refg Ser 2008 (COPs) (FSA Insd)	4.75	07/01/29	2,252,169
1,000	Port of Oakland, 2002 Ser L (AMT) (NATL-RE FGIC Insd)	5.00	11/01/21	1,004,830
6,460	Poway Unified School District, School Facilities Improvement District #2007-1, 2008 Election Ser A (b)	0.00	08/01/32	1,838,258
2,530	Poway Unified School District Public Financing Authority, Ser 2007 (AMBAC Insd)	4.625	09/15/42	2,283,704
2,515	Roseville Joint Union High School District, Election of 2004, Ser 2007 C (FSA Insd) (b)	0.00	08/01/24	1,193,795
1,970	Roseville Joint Union High School District, Election of 2004, Ser 2007 C (FSA Insd) (b)	0.00	08/01/25	871,095
1,350	Roseville Joint Union High School District, Election of 2004, Ser 2007 C (FSA Insd) (b)	0.00	08/01/26	555,458
5,000	San Francisco City & County Airports Commission, San Francisco Int’l Airport Second Ser 2001 Refg Issue 27B (FGIC Insd)	5.125	05/01/26	5,080,050
6,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (NATL-RE Insd) (b)	0.00	01/15/15	4,503,720
10,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Senior Lien Ser 1993	5.00	01/01/33	8,161,300
1,385	Santa Monica Community College District, 2002 Election, 2007 Ser A (NATL-RE FGIC Insd) (b)	0.00	08/01/22	768,384
1,385	Santa Monica Community College District, 2002 Election, 2007 Ser A (NATL-RE FGIC Insd) (b)	0.00	08/01/23	715,879
1,385	Santa Monica Community College District, 2002 Election, 2007 Ser A (NATL-RE FGIC Insd) (b)	0.00	08/01/24	668,844
1,380	Santa Monica Community College District, 2002 Election, 2007 Ser A (NATL-RE FGIC Insd) (b)	0.00	08/01/25	621,814
1,745	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (FSA Insd) (b)	0.00	08/01/30	541,456
2,040	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (FSA Insd) (b)	0.00	08/01/31	591,233
6,395	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (FSA Insd) (b)	0.00	08/01/32	1,743,789

Morgan Stanley California Tax-Free Income Fund *
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$4,770	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (FSA Insd) (b)	0.00%		08/01/33	$1,220,548
3,480	Simi Valley Unified School District, Election of 2004, Ser 2007C (FSA Insd) (b)	0.00		08/01/28	1,229,171
2,765	Simi Valley Unified School District, Election of 2004, Ser 2007C (FSA Insd) (b)	0.00		08/01/30	813,463
3,500	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)	9.289	(e)	07/01/15	4,615,660
2,500	Southern California Public Power Authority, Mead-Phoenix 1994 Ser A (AMBAC Insd)	9.289	(e)	07/01/15	3,296,900
2,750	Southern California Public Power Authority, Transmission Refg Ser 2002 A (FSA Insd)	5.25		07/01/18	2,971,980
2,000	State of California, Various Purpose Ser 2004	6.00		04/01/19	2,393,740
5,000	State of California, Various Purpose Ser 2009	5.75		04/01/31	5,390,700
5,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2005 A-1	5.50		06/01/45	4,031,050
4,000	Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corporation Ser 2006 A-1	5.00		06/01/37	3,295,600
2,050	Tustin Unified School District, School Facilities Improvement District No. 2002-1, 2002 Election Ser 2008 C (FSA Insd)	5.00		06/01/28	2,217,546
1,700	Twin Rivers Unified School District, Ser 2009 (BANs) (b)	0.00		04/01/14	1,385,211
920	University of California, Gen Ser 2009 Q (a)	5.00		05/15/34	990,379
10,000	University of California, Ser 2007 J (FSA Insd)	4.50		05/15/31	10,267,600
3,870	University of California, Ser 2007 J (FSA Insd)	4.50		05/15/35	3,926,308
4,685	Yosemite Community College District, Election of 2004 Ser 2008 C (FSA Insd) (b)	0.00		08/01/24	2,272,647

					343,934,964

	Guam (0.2%)
660	Guam Government, Section 30 Ser 2009 A	5.625		12/01/29	685,054

	Puerto Rico (4.2%)
6,365	Commonwealth of Puerto Rico, Ser 1998	4.75		07/01/23	6,257,304
2,000	Puerto Rico Electric Power Authority, Ser 2007 TT	5.00		07/01/37	2,004,300
3,680	Puerto Rico Public Buildings Authority, 2002 Ser D (AMBAC Insd) (b)	0.00	(c)	07/01/17 (f)	3,729,791
1,320	Puerto Rico Public Buildings Authority, 2002 Ser D (AMBAC Insd) (b)	0.00	(c)	07/01/31	1,062,666
1,685	Puerto Rico Sales Tax Financing Corp., SubSer 2009 A	5.00		08/01/39	1,756,629

					14,810,690

	Virgin Islands (0.5%)
1,675	Virgin Islands Public Finance Authority, Matching Fund Loan-Diago Ser 2009 A	6.625		10/01/29	1,799,285

	Total Tax-Exempt Municipal Bonds (Cost $349,581,492)				361,229,993

	Short-Term Investment (0.2%)
	Short-Term Variable Rate Municipal Obligation
600	Southern California Public Power Authority, Mead Adelanto Ser 2008 A (Cost $600,000)	0.27	(g)	07/01/20	600,000

	Total Investments (Cost $350,181,492) (h)(i)			102.4%	361,829,993
	Other Assets in Excess of Liabilities			1.3	4,684,387

	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.30% to 0.34% at September 30, 2009 and contractual maturities of collateral ranging from 04/01/26 to 05/15/34 (j) (Cost $(12,930,000))			(3.7)	(12,930,000)

	Net Assets			100.0%	$353,584,380

Morgan Stanley California Tax-Free Income Fund
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Capital appreciation bond.

(c)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(d)	A portion of this security has been physically segregated in connection with open futures contracts.

(e)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $7,912,560 which represents 2.2% of net assets.

(f)	Prefunded to call date shown.

(g)	Current coupon of variable rate demand obligation.

(h)	Securities have been designated as collateral in connection with open futures contracts and inverse floating rate municipal obligations.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(j)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At September 30, 2009, Fund investments with a value of $21,813,263 are held by the Dealer Trusts and serve as collateral for the $12,930,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

NATL-RE	National Public Finance Guarantee Corporation.
Futures Contracts Open at September 30, 2009:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

195	Long	U.S. Treasury Notes 10 Year, December 2009	$23,073,985	$339,702
38	Short	U.S. Treasury Notes 5 Year, December 2009	(4,411,563)	(21,394)
55	Short	U.S. Treasury Notes 2 Year, December 2009	(11,933,282)	(15,991)
332	Short	U.S. Treasury Bonds 30 Year, December 2009	(40,296,500)	(965,122)

		Net Unrealized Depreciation		$(662,805)

MS California Tax-Free Income Fund
Fair Valuation Measurements
9/30/2009
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
     The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Tax-Exempt Municipal Bonds	$361,229,993	—	$361,229,993	—
Short-Term Tax-Exempt Municipal Obligation	600,000	—	600,000	—
Futures	339,702	$339,702	—	—

Total	$362,169,695	$339,702	$361,829,993	—

Liabilities:
Futures	$(1,002,507)	$(1,002,507)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; and (4) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to- market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short- term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Subsequent Event — Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the /Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Tax-Free Income Fund
/s/ Randy Takian

Randy Takian
Principal Executive Officer
November 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
November 19, 2009
/s/ Francis Smith

Francis Smith
Principal Financial Officer
November 19, 2009